SEGMENTED INFORMATION (Details 1) - CAD CAD in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Segmented Information [Abstract]
Fund flows from operations		CAD 602,565	CAD 510,791
Accretion		(26,971)	(24,783)
Depletion and depreciation		(491,683)	(528,002)
Impairment	CAD (14,800)	0	(14,762)
Gain on business combination		0	22,001
Unrealized loss on derivative instruments		(1,062)	(137,993)
Equity based compensation		(61,579)	(69,235)
Unrealized foreign exchange gain (loss)		71,742	(792)
Unrealized other expense		(637)	(131)
Deferred tax		(30,117)	82,855
Net earnings (loss)		CAD 62,258	CAD (160,051)